Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment

The following table is a summary of premises and equipment as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Land	$6,193	$6,490
Premises	42,320	43,434
Furniture and equipment	25,139	24,944
Leasehold improvements	5,944	5,965

	79,596	80,833
Accumulated depreciation	(42,981)	(42,157)

Total	$36,615	$38,676

Minimum Annual Rental and Renewal Option Payments

Minimum annual rental and renewal option payments for each of the following five years and thereafter are approximately:

(dollars in thousands)	Operating	Capital	Total
2014	$2,157	$76	$2,233
2015	2,120	76	2,196
2016	2,047	76	2,123
2017	1,996	76	2,072
2018	1,952	76	2,028
Thereafter	41,481	763	42,244

Total	$51,753	$1,143	$52,896